Schedule of provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Singapore	$ 37,556
Foreign
Total Current	37,556
Singapore
Foreign	4,379	(4,379)
Total Deferred	4,379	(4,379)
Provision (benefit) for income taxes	$ 41,935	$ (4,379)